Shareholder Fees {- Fidelity Advisor® Value Strategies Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Advisor Value Strategies Fund - K PRO-08 | Fidelity Advisor® Value Strategies Fund
Shareholder Fees:
(fees paid directly from your investment)	none